Shareholder Report, Average Annual Return (Details) 197684_Rockefeller US Small Cap Core Fund_Class I_TSR Annual {Class I}	12 Months Ended	28 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	(2.77%)	9.55%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	4.09%	11.53%